Shareholders' equity - Subordinated notes - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Tax effect of conversion of subordinated notes denominated in pounds sterling	€ 25